Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Wellington Fund
Entity Central Index Key	0000105563
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000198465
Shareholder Report [Line Items]
Fund Name	U.S. Minimum Volatility ETF
Class Name	ETF Shares
Trading Symbol	VFMV
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard U.S. Minimum Volatility ETF (the "Fund") for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$15	0.13%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund underperformed its expense-free benchmark, the Russell 3000 Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to ease monetary policy with cuts to short-term interest rates in September and November. Against this positive macroeconomic backdrop, U.S. stocks posted very strong gains.

  The Fund lagged its benchmark in seven of 11 industry sectors. Subpar stock selection in information technology, financials, and industrials hurt most. Strong selection in energy and health care, as well as an underweight to materials, which lagged the overall market, helped performance.

  The Fund seeks to build a portfolio of stocks with lower volatility than the broad U.S. equity market. The Fund’s average volatility for the 12 months was nearly 20% less than that of its benchmark.

  The absolute returns of the Fund and the market during the fiscal year were remarkable. The Fund’s benchmark returned far less during the past decade, which was a good one for stocks. As such, long-term shareholders should expect periods of lower performance.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Russell 3000 Index
2/13/18	$10,000	$10,000
2/28/18	$10,111	$10,194
5/31/18	$10,699	$10,310
8/31/18	$11,464	$11,098
11/30/18	$11,007	$10,504
2/28/19	$11,238	$10,708
5/31/19	$11,354	$10,567
8/31/19	$12,212	$11,244
11/30/19	$12,613	$12,132
2/29/20	$11,817	$11,447
5/31/20	$11,282	$11,779
8/31/20	$12,027	$13,655
11/30/20	$12,362	$14,440
2/28/21	$12,865	$15,492
5/31/21	$13,871	$16,951
8/31/21	$14,785	$18,166
11/30/21	$14,491	$18,243
2/28/22	$14,458	$17,396
5/31/22	$14,670	$16,327
8/31/22	$14,223	$15,754
11/30/22	$15,138	$16,272
2/28/23	$14,582	$15,992
5/31/23	$14,419	$16,659
8/31/23	$14,986	$18,078
11/30/23	$15,308	$18,324
2/29/24	$16,537	$20,566
5/31/24	$17,117	$21,254
8/31/24	$18,594	$22,805
11/30/24	$19,570	$24,643

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/13/18
ETF Shares Net Asset Value	27.84%	9.18%	10.39%
ETF Shares Market Price	27.84%	9.18%	10.39%
Russell 3000 Index	34.49%	15.23%	14.19%

AssetsNet	$ 153,000,000
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ 25,000
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$153
Number of Portfolio Holdings	165
Portfolio Turnover Rate	39%
Total Investment Advisory Fees (in thousands)	$25

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of November 30, 2024)

Basic Materials	1.5%
Consumer Discretionary	11.8%
Consumer Staples	11.4%
Energy	4.6%
Financials	10.6%
Health Care	11.8%
Industrials	6.9%
Real Estate	1.4%
Technology	22.6%
Telecommunications	8.1%
Utilities	8.8%
Other Assets and Liabilities—Net	0.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000198466
Shareholder Report [Line Items]
Fund Name	U.S. Momentum Factor ETF
Class Name	ETF Shares
Trading Symbol	VFMO
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard U.S. Momentum Factor ETF (the "Fund") for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$16	0.13%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund outperformed its expense-free benchmark, the Russell 3000 Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to ease monetary policy with cuts to short-term interest rates in September and November. Against this positive macroeconomic backdrop, U.S. stocks posted very strong gains.

  The Fund outpaced its benchmark in eight of 11 industry sectors. Stock selection in industrials, information technology, and health care contributed most. An overweight to energy, which lagged the overall market, detracted most.

  The Fund seeks long-term capital appreciation by investing in stocks with relatively strong recent performance.

  The returns of the Fund and the market during the fiscal year were remarkable. The Fund’s benchmark returned far less during the past decade, which was a good one for stocks. As such, long-term shareholders should expect periods of lower performance.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Russell 3000 Index
2/13/18	$10,000	$10,000
2/28/18	$10,252	$10,194
5/31/18	$10,835	$10,310
8/31/18	$11,720	$11,098
11/30/18	$10,267	$10,504
2/28/19	$10,616	$10,708
5/31/19	$10,490	$10,567
8/31/19	$11,222	$11,244
11/30/19	$11,525	$12,132
2/29/20	$10,936	$11,447
5/31/20	$11,277	$11,779
8/31/20	$13,121	$13,655
11/30/20	$14,511	$14,440
2/28/21	$17,083	$15,492
5/31/21	$17,661	$16,951
8/31/21	$18,259	$18,166
11/30/21	$18,140	$18,243
2/28/22	$16,918	$17,396
5/31/22	$16,377	$16,327
8/31/22	$15,959	$15,754
11/30/22	$17,002	$16,272
2/28/23	$16,245	$15,992
5/31/23	$15,761	$16,659
8/31/23	$17,032	$18,078
11/30/23	$16,991	$18,324
2/29/24	$20,758	$20,566
5/31/24	$21,238	$21,254
8/31/24	$22,496	$22,805
11/30/24	$25,356	$24,643

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/13/18
ETF Shares Net Asset Value	49.23%	17.08%	14.68%
ETF Shares Market Price	49.14%	17.08%	14.67%
Russell 3000 Index	34.49%	15.23%	14.19%

AssetsNet	$ 919,000,000
Holdings Count | Holding	707
Advisory Fees Paid, Amount	$ 151,000
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$919
Number of Portfolio Holdings	707
Portfolio Turnover Rate	77%
Total Investment Advisory Fees (in thousands)	$151

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of November 30, 2024)

Basic Materials	3.0%
Consumer Discretionary	12.5%
Consumer Staples	4.0%
Energy	3.5%
Financials	21.2%
Health Care	17.4%
Industrials	21.0%
Real Estate	1.0%
Technology	11.9%
Telecommunications	3.7%
Utilities	0.5%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000198467
Shareholder Report [Line Items]
Fund Name	U.S. Multifactor Fund
Class Name	Admiral™ Shares
Trading Symbol	VFMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard U.S. Multifactor Fund (the "Fund") for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$21	0.18%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund outperformed its benchmark, the Russell 3000 Index.

  U.S. economic growth hovered around 3% on a year-over-year-basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to ease monetary policy with cuts to short-term interest rates in September and November. Against this positive macroeconomic backdrop, U.S. stocks posted very strong gains.

  Six of the Fund’s 11 industry sectors positively impacted relative performance. Financials contributed the most, owing to both strong selection and an overweight allocation. Selection in industrials, consumer discretionary, and consumer staples also boosted results.

  Energy detracted most from relative performance, due to both selection and an overweight allocation. Information technology also lagged, owing to both selection and an underweight allocation.

Line Graph [Table Text Block]
	Admiral Shares	Russell 3000 Index
2/15/18	$50,000	$50,000
2/28/18	$49,460	$49,649
5/31/18	$51,640	$50,216
8/31/18	$54,358	$54,056
11/30/18	$49,446	$51,163
2/28/19	$49,899	$52,156
5/31/19	$46,619	$51,469
8/31/19	$48,352	$54,764
11/30/19	$52,681	$59,088
2/29/20	$46,697	$55,756
5/31/20	$44,362	$57,370
8/31/20	$49,278	$66,506
11/30/20	$53,192	$70,329
2/28/21	$61,252	$75,453
5/31/21	$68,804	$82,562
8/31/21	$69,526	$88,481
11/30/21	$69,892	$88,853
2/28/22	$70,336	$84,729
5/31/22	$69,582	$79,520
8/31/22	$66,529	$76,729
11/30/22	$72,989	$79,255
2/28/23	$71,358	$77,889
5/31/23	$66,606	$81,138
8/31/23	$75,556	$88,052
11/30/23	$75,315	$89,248
2/29/24	$85,873	$100,167
5/31/24	$89,851	$103,518
8/31/24	$94,482	$111,073
11/30/24	$102,229	$120,025

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/15/18
Admiral Shares	35.74%	14.18%	11.11%
Russell 3000 Index	34.49%	15.23%	13.77%

AssetsNet	$ 169,000,000
Holdings Count | Holding	572
Advisory Fees Paid, Amount	$ 25,000
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$169
Number of Portfolio Holdings	572
Portfolio Turnover Rate	56%
Total Investment Advisory Fees (in thousands)	$25

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of November 30, 2024)

Basic Materials	2.6%
Consumer Discretionary	17.1%
Consumer Staples	8.0%
Energy	5.9%
Financials	26.6%
Health Care	10.0%
Industrials	17.1%
Real Estate	0.4%
Technology	8.5%
Telecommunications	3.0%
Utilities	0.0%
Other Assets and Liabilities—Net	0.8%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund added as a principal risk "management of certain similar funds."

This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Risks Change [Text Block]	The Fund added as a principal risk "management of certain similar funds."
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000198469
Shareholder Report [Line Items]
Fund Name	U.S. Quality Factor ETF
Class Name	ETF Shares
Trading Symbol	VFQY
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard U.S. Quality Factor ETF (the "Fund") for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$15	0.13%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund underperformed its benchmark, the Russell 3000 Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to ease monetary policy with cuts to short-term interest rates in September and November. Against this positive macroeconomic backdrop, U.S. stocks posted very strong gains.

  The Fund seeks to provide long-term capital appreciation by investing in stocks with strong operation, earning, and balance sheet quality, as determined by the advisor.

  Only five of the 11 industry sectors contributed to relative performance. The greatest detractors included stock selection in the information technology, consumer discretionary, and consumer staples sectors. An overweight allocation to consumer staples and an underweight to communication services also detracted. The greatest contributor was selection among financial stocks.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Russell 3000 Index
2/13/18	$10,000	$10,000
2/28/18	$10,227	$10,194
5/31/18	$10,717	$10,310
8/31/18	$11,647	$11,098
11/30/18	$10,552	$10,504
2/28/19	$10,850	$10,708
5/31/19	$10,080	$10,567
8/31/19	$10,598	$11,244
11/30/19	$11,475	$12,132
2/29/20	$10,445	$11,447
5/31/20	$10,574	$11,779
8/31/20	$11,899	$13,655
11/30/20	$13,115	$14,440
2/28/21	$14,921	$15,492
5/31/21	$16,358	$16,951
8/31/21	$17,134	$18,166
11/30/21	$17,105	$18,243
2/28/22	$16,209	$17,396
5/31/22	$15,166	$16,327
8/31/22	$14,731	$15,754
11/30/22	$15,883	$16,272
2/28/23	$15,675	$15,992
5/31/23	$15,064	$16,659
8/31/23	$16,807	$18,078
11/30/23	$16,970	$18,324
2/29/24	$19,226	$20,566
5/31/24	$19,453	$21,254
8/31/24	$20,671	$22,805
11/30/24	$21,781	$24,643

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/13/18
ETF Shares Net Asset Value	28.35%	13.67%	12.14%
ETF Shares Market Price	28.35%	13.68%	12.15%
Russell 3000 Index	34.49%	15.23%	14.19%

AssetsNet	$ 438,000,000
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 94,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$438
Number of Portfolio Holdings	385
Portfolio Turnover Rate	44%
Total Investment Advisory Fees (in thousands)	$94

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of November 30, 2024)

Basic Materials	3.2%
Consumer Discretionary	22.2%
Consumer Staples	8.2%
Energy	3.3%
Financials	13.1%
Health Care	9.9%
Industrials	22.1%
Technology	17.1%
Telecommunications	0.6%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000198470
Shareholder Report [Line Items]
Fund Name	U.S. Value Factor ETF
Class Name	ETF Shares
Trading Symbol	VFVA
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard U.S. Value Factor ETF (the "Fund") for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$15	0.13%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund underperformed its benchmark, the Russell 3000 Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to ease monetary policy with cuts to short-term interest rates in September and November. Against this positive macroeconomic backdrop, U.S. stocks posted very strong gains.

  In recent years, value stocks have underperformed their growth counterparts. This period was no exception. Seven of 11 industry sectors detracted from relative results.

  Energy—particularly stock selection and, to a lesser extent, an overweight position in the sector—was the portfolio’s greatest detractor. A combination of stock selection and an underweight position in information technology was another large detractor. Materials and communication services also lagged. By far, the greatest overall contributor was financials, due to a combination of stock selection and allocation decisions.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Russell 3000 Index
2/13/18	$10,000	$10,000
2/28/18	$10,109	$10,194
5/31/18	$10,412	$10,310
8/31/18	$10,897	$11,098
11/30/18	$9,992	$10,504
2/28/19	$10,097	$10,708
5/31/19	$9,165	$10,567
8/31/19	$9,268	$11,244
11/30/19	$10,375	$12,132
2/29/20	$8,948	$11,447
5/31/20	$8,109	$11,779
8/31/20	$9,009	$13,655
11/30/20	$10,448	$14,440
2/28/21	$12,445	$15,492
5/31/21	$14,545	$16,951
8/31/21	$14,432	$18,166
11/30/21	$14,367	$18,243
2/28/22	$15,235	$17,396
5/31/22	$15,191	$16,327
8/31/22	$14,266	$15,754
11/30/22	$15,464	$16,272
2/28/23	$15,534	$15,992
5/31/23	$13,679	$16,659
8/31/23	$15,554	$18,078
11/30/23	$15,614	$18,324
2/29/24	$17,110	$20,566
5/31/24	$17,781	$21,254
8/31/24	$18,619	$22,805
11/30/24	$19,967	$24,643

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/13/18
ETF Shares Net Asset Value	27.88%	13.99%	10.71%
ETF Shares Market Price	27.93%	13.98%	10.72%
Russell 3000 Index	34.49%	15.23%	14.19%

AssetsNet	$ 841,000,000
Holdings Count | Holding	644
Advisory Fees Paid, Amount	$ 198,000
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$841
Number of Portfolio Holdings	644
Portfolio Turnover Rate	39%
Total Investment Advisory Fees (in thousands)	$198

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of November 30, 2024)

Basic Materials	5.3%
Consumer Discretionary	15.0%
Consumer Staples	6.4%
Energy	13.6%
Financials	26.3%
Health Care	8.1%
Industrials	15.1%
Real Estate	0.6%
Technology	5.8%
Telecommunications	3.4%
Utilities	0.1%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000198481
Shareholder Report [Line Items]
Fund Name	U.S. Multifactor ETF
Class Name	ETF Shares
Trading Symbol	VFMF
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard U.S. Multifactor ETF (the "Fund") for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$21	0.18%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund performed in line with its benchmark, the Russell 3000 Index.

  U.S. economic growth hovered around 3% on a year-over-year-basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to ease monetary policy with cuts to short-term interest rates in September and November. Against this positive macroeconomic backdrop, U.S. stocks posted very strong gains.

  Six of the Fund’s 11 industry sectors positively impacted relative performance. Selection in industrials, financials, and consumer discretionary especially contributed, as did an overweight allocation to financials.

  Information technology detracted the most from relative performance, due to both selection and an underweight allocation. Energy lagged as well, owing to both selection and an overweight allocation.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Russell 3000 Index
2/13/18	$10,000	$10,000
2/28/18	$10,183	$10,194
5/31/18	$10,585	$10,310
8/31/18	$11,223	$11,098
11/30/18	$10,203	$10,504
2/28/19	$10,306	$10,708
5/31/19	$9,635	$10,567
8/31/19	$10,029	$11,244
11/30/19	$10,862	$12,132
2/29/20	$9,652	$11,447
5/31/20	$9,217	$11,779
8/31/20	$10,242	$13,655
11/30/20	$11,117	$14,440
2/28/21	$12,773	$15,492
5/31/21	$14,338	$16,951
8/31/21	$14,486	$18,166
11/30/21	$14,612	$18,243
2/28/22	$14,596	$17,396
5/31/22	$14,350	$16,327
8/31/22	$13,739	$15,754
11/30/22	$15,158	$16,272
2/28/23	$14,937	$15,992
5/31/23	$13,905	$16,659
8/31/23	$15,706	$18,078
11/30/23	$15,676	$18,324
2/29/24	$17,898	$20,566
5/31/24	$18,565	$21,254
8/31/24	$19,477	$22,805
11/30/24	$21,094	$24,643

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/13/18
ETF Shares Net Asset Value	34.57%	14.20%	11.61%
ETF Shares Market Price	34.57%	14.20%	11.62%
Russell 3000 Index	34.49%	15.23%	14.19%

AssetsNet	$ 333,000,000
Holdings Count | Holding	512
Advisory Fees Paid, Amount	$ 74,000
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$333
Number of Portfolio Holdings	512
Portfolio Turnover Rate	50%
Total Investment Advisory Fees (in thousands)	$74

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of November 30, 2024)

Basic Materials	2.9%
Consumer Discretionary	17.1%
Consumer Staples	7.0%
Energy	5.1%
Financials	26.9%
Health Care	10.8%
Industrials	17.6%
Real Estate	0.4%
Technology	8.6%
Telecommunications	3.3%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund added as a principal risk "management of certain similar funds."

This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Risks Change [Text Block]	The Fund added as a principal risk "management of certain similar funds."
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000241270
Shareholder Report [Line Items]
Fund Name	Short-Term Tax-Exempt Bond ETF
Class Name	ETF Shares
Trading Symbol	VTES
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Short-Term Tax-Exempt Bond ETF (the "Fund") for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2024, the Fund performed in line with its benchmark, the S&P 0–7 Year National AMT-Free Municipal Bond Index.

  U.S. economic growth hovered around 3% on a year-over-year basis for the period, quelling recession fears. Consumer price inflation trended lower, falling below 3% in July, and the Federal Reserve began to cut short-term interest rates in September. The pivot in monetary policy contributed to strong gains for U.S. investment-grade bonds.

  The muni bond market performed well for the period, but it lagged the taxable U.S. bond market.

  Revenue bonds in the broad muni market returned more than their general obligation counterparts. By credit quality, munis on the bottom rung of the investment-grade credit ladder outperformed their higher-rated counterparts. By maturity, longer-dated muni bonds posted the strongest gains.

Line Graph [Table Text Block]
	ETF Shares Net Asset Value Net Asset Value	S&P 0-7 Year National AMT-Free Municipal Bond Index	Bloomberg Municipal Bond Index
3/7/23	$10,000	$10,000	$10,000
2023	$10,238	$10,240	$10,335
2024	$10,572	$10,579	$10,844

Average Annual Return [Table Text Block]
	1 Year	Since Inception 3/7/23
ETF Shares Net Asset Value	3.26%	3.26%
ETF Shares Market Price	3.50%	3.32%
S&P 0-7 Year National AMT-Free Municipal Bond Index	3.30%	3.30%
Bloomberg Municipal Bond IndexFootnote Reference*	4.93%	4.78%

AssetsNet	$ 561,000,000
Holdings Count | Holding	2,338
Advisory Fees Paid, Amount	$ 8,000
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of November 30, 2024)

Fund Net Assets (in millions)	$561
Number of Portfolio Holdings	2,338
Portfolio Turnover Rate	21%
Total Investment Advisory Fees (in thousands)	$8

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Stated Maturity % of Net Assets

(as of November 30, 2024)

Less than 1 Year	16.8%
1 to 3 Years	29.1%
3 to 5 Years	25.7%
5 to 10 Years	25.5%
10 to 20 Years	0.4%
20 to 30 Years	1.6%
Greater than 30 Years	0.2%
Other Assets and Liabilities—Net	0.7%

Material Fund Change [Text Block]

How has the Fund changed?

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk as a principal risk.

This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund's principal investment strategy was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk as a principal risk.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature